Summary of Significant Accounting Policies (Table) (Details)	12 Months Ended
Dec. 31, 2018
Navios Maritime Containers L.P.
Nature	Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	04/28—12/31
Navios Partners Containers Finance Inc.
Nature	Sub—Holding Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	06/07—12/31
Navios Partners Containers Inc.
Nature	Sub—Holding Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	06/07—12/31
Olympia II Navigation Limited
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	06/07—12/31
Pingel Navigation Limited
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	06/07—12/31
Ebba Navigation Limited
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	06/07—12/31
Clan Navigation Limited
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	06/07—12/31
Sui An Navigation Limited
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	06/07—12/31
Bertyl Ventures Co.
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	07/12—12/31
Silvanus Marine Company
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	07/12—12/31
Anthimar Marine Inc.
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	07/17—12/31
Enplo Shipping Limited
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	07/17—12/31
Morven Chartering Inc.
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	07/25—12/31
Rodman Maritime Corp.
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	08/03—12/31
Isolde Shipping Inc.
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	08/03—12/31
Velour Management Corp.
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	08/03—12/31
Evian Shiptrade Ltd.
Nature	Vessel Owning Company	[1]
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	08/03—12/31
Boheme Navigation Company
Nature	Sub—Holding Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	09/27—12/31
Theros Ventures Limited
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	11/07—12/31
Legato Shipholding Inc.
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	11/09—12/31
Inastros Maritime Corp.
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	11/23—12/31
Zoner Shiptrade S.A.
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	11/24—12/31
Jasmer Shipholding Ltd.
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	12/05—12/31
Thetida Marine Co.
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	12/08—12/31
Jaspero Shiptrade S.A.
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	12/12—12/31
Peran Maritime Inc.
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	01/01—12/31
2017	12/28—12/31
Nefeli Navigation S.A.
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	03/13—12/31
Fairy Shipping Corporation
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	07/02—12/31
Limestone Shipping Corporation
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	07/02—12/31
Crayon Shipping Ltd
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	05/31—12/31
Chernava Marine Corp.
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	05/14—12/31
Proteus Shiptrade S.A
Nature	Vessel Owning Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	05/14—12/31
Vythos Marine Corp.
Nature	Operating Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	05/31—12/31
Iliada Shipping S.A.
Nature	Operating Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	05/31—12/31
Vinetree Marine Company
Nature	Operating Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	04/04—12/31
Afros Maritime Inc.
Nature	Operating Company
Effective Ownership Interest	100.00%
Country of Incorporation	Marshall Is.
Statement Of Operations
2018	05/31—12/31

[1]	Currently, vessel-operating company under the sale and leaseback transaction.